Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (18,359,602)	$ (10,786,982)	$ 1,553,626
Adjustments to reconcile net income from operations to net cash provided by (used in) operating activities:
Depreciation and amortization	1,451,572	952,204	643,265
Provision (recovery) for doubtful accounts	191,148	3,293,600	368,125
Share based compensation	1,473,976	2,351,890
Loss from disposal of property and equipment	1,548	18,916	1,994
Deferred tax (benefit) provision	(80,641)	(224,511)	(69,898)
Change in fair value of convertible debt	15,258,333
Changes in assets and liabilities:
Notes receivable	217,259	91,197	(322,288)
Accounts receivable	(2,004,618)	714,690	(3,515,181)
Contract costs	(795,174)	(3,022,727)
Prepayments, deposits and other assets	(1,196,470)	616,243	(766,322)
Accounts payable	3,010,706	3,772,182	4,949,114
Notes payable		(465,598)	486,669
Salaries and benefits payable	860,110	395,781	(217,606)
Prepaid expense – related parties	813,038	(812,579)
Taxes payable	(216,624)	13,160	(331,381)
Deferred revenue	158,474	(312,305)	451,325
Customer deposits	268,706	144,245	(301,147)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	1,051,741	(3,260,594)	2,930,295
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to third parties	(64,281,291)	(692,230)	844,554
Purchases of property and equipment	(1,623,312)	(2,901,891)	(2,162,385)
Proceeds from disposal of property and equipment	70
NET CASH USED IN INVESTING ACTIVITIES	(65,904,533)	(3,594,121)	(1,317,831)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	6,517,739	1,592,300	1,588,742
Repayments of bank loans	(3,765,757)	(1,519,955)	(226,963)
Proceeds from Initial Public Offering		10,062,500
Payment of Initial Public Offering costs		(2,040,513)
Proceeds from private placement	17,600,000
Proceeds from issuance of convertible note	50,000,000
Payments to related parties	(308,284)	(370,000)	(763,288)
Proceeds from related parties		159,944
Capital contribution by non-controlling shareholder	91	129
NET CASH PROVIDE BY (USED IN) FINANCING ACTIVITIES	70,043,789	7,884,405	598,491
EFFECT OF EXCHANGE RATE CHANGES	(2,745,717)	(103,426)	(249,345)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	2,445,280	926,264	1,961,610
CASH AND RESTRICTED CASH - beginning of year	5,944,424	5,018,160	3,056,550
CASH AND RESTRICTED CASH - end of year	8,389,704	5,944,424	5,018,160
Cash paid for:
Interest	203,289	123,278	19,385
Income taxes	15,706	107,074	296,487
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Reclassification of deferred offering costs to additional paid in capital		400,640
Warrants issued to placement agents in connection with the Company’s Initial Public Offering		356,200
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	8,389,704	5,772,055	4,348,635
Restricted cash		172,369	669,525
Total cash and restricted cash	$ 8,389,704	$ 5,944,424	$ 5,018,160